RELATED PARTY TRANSACTIONS - Other income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Interest income from related parties	¥ 3,659	¥ 98,051	¥ 226,976
IFM
RELATED PARTY TRANSACTIONS
Interest income from related parties	2,209	2,289	3,993
Yuanjing Mingde
RELATED PARTY TRANSACTIONS
Interest income from related parties	0	92,013	215,158
Ziroom
RELATED PARTY TRANSACTIONS
Interest income from related parties	0	0	7,825
Executive directors
RELATED PARTY TRANSACTIONS
Interest income from related parties	0	1,800	0
Others.
RELATED PARTY TRANSACTIONS
Interest income from related parties	¥ 1,450	¥ 1,949	¥ 0